Schedule of Investments (Unaudited) June 30, 2023

KFA Value Line Dynamic Core Equity Index ETF

	Shares	Value
COMMON STOCK — 99.9% ‡
UNITED STATES — 99.9%
Communication Services — 5.2%
Alphabet, Cl C *	3,239	$391,822
Comcast, Cl A	15,252	633,721
Verizon Communications	16,974	631,263
		1,656,806
Consumer Discretionary — 2.4%
Home Depot	2,444	759,204

Consumer Staples — 2.5%
Altria Group	11,895	538,844
Coca-Cola	3,447	207,578
Kimberly-Clark	418	57,709
		804,131
Financials — 8.8%
Berkshire Hathaway, Cl B *	884	301,444
CME Group, Cl A	2,832	524,741
Eversource Energy	6,924	491,050
Goldman Sachs Group	1,685	543,480
JPMorgan Chase	5,838	849,079
Mastercard, Cl A	161	63,321
		2,773,115
Health Care — 8.7%
AbbVie	4,978	670,686
Amgen	2,573	571,257
Bristol-Myers Squibb	8,923	570,626
Gilead Sciences	4,047	311,902
Pfizer	16,916	620,479
		2,744,950
Industrials — 22.1%
3M	5,168	517,265
Barnes Group	6,962	293,727
Emerson Electric	6,045	546,408
Fastenal	9,035	532,975
Franklin Electric	4,748	488,569
Illinois Tool Works	2,193	548,601
PACCAR	6,492	543,056
Paychex	4,477	500,842
Raytheon Technologies	5,939	581,784
Rush Enterprises, Cl A	7,956	483,247
Snap-on	1,792	516,436
Union Pacific	2,877	588,692
United Parcel Service, Cl B	1,941	347,924

Schedule of Investments (Unaudited) June 30, 2023

KFA Value Line Dynamic Core Equity Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials (continued)
Watsco	1,327	$506,211
		6,995,737
Information Technology — 22.3%
Analog Devices	3,009	586,184
Apple	13,795	2,675,816
Avnet	10,022	505,610
Cisco Systems	9,535	493,341
Microsoft	6,367	2,168,218
Texas Instruments	3,558	640,511
		7,069,680
Materials — 4.0%
Air Products and Chemicals	1,869	559,821
Packaging Corp of America	3,642	481,327
Sonoco Products	3,981	234,959
		1,276,107
Real Estate — 3.3%
Crown Castle †	4,502	512,958
Public Storage †	1,763	514,584
		1,027,542
Utilities — 20.6%
ALLETE	7,606	440,920
American Electric Power	6,021	506,968
Avista	5,289	207,699
Consolidated Edison	3,963	358,255
Duke Energy	5,789	519,505
Evergy	8,070	471,449
NorthWestern	7,910	448,971
OGE Energy	6,258	224,725
Pinnacle West Capital	3,076	250,571
Portland General Electric	9,447	442,403
Public Service Enterprise Group	7,975	499,315
Sempra Energy	3,447	501,849
Southern	7,531	529,053
Spire	7,115	451,376
UGI	6,054	163,276

Schedule of Investments (Unaudited) June 30, 2023

KFA Value Line Dynamic Core Equity Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Utilities (continued)
Xcel Energy	7,851	$488,097
		6,504,432
TOTAL UNITED STATES		31,611,704

TOTAL COMMON STOCK (Cost $30,101,776)		31,611,704

TOTAL INVESTMENTS — 99.9% (Cost $30,101,776)		31,611,704
OTHER ASSETS LESS LIABILITIES – 0.1%		33,669
NET ASSETS - 100%		$31,645,373

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
†	Real Estate Investment Trust

See “Glossary” for abbreviations.

KRS-QH-026-0500

Consolidated Schedule of Investments (Unaudited) June 30, 2023

KFA Mount Lucas Managed Futures Index Strategy ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 65.7%
U.S. Treasury Bills
5.088%, 07/18/2023 (A)	$8,000,000	$7,983,338
5.064%, 07/27/2023 (A)	39,000,000	38,869,545
4.937%, 07/20/2023 (A)	38,000,000	37,910,098
4.514%, 10/05/2023 (A)	40,000,000	39,458,978
4.290%, 08/10/2023 (A)	40,000,000	39,783,400
TOTAL U.S. TREASURY OBLIGATIONS (Cost $164,094,942)		164,005,359

TOTAL INVESTMENTS — 65.7% (Cost $164,094,942)		164,005,359
OTHER ASSETS LESS LIABILITIES – 34.3%		85,692,063
NET ASSETS - 100%		$249,697,422

A list of the open futures contracts held by the Fund at June 30, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Short Contracts
AUDUSD Currency	(326)	Sep-2023	$(22,032,288)	$(21,770,280)	$262,008
Canadian 10-Year Bond	(698)	Sep-2023	(63,879,748)	(64,560,060)	(113,908)
Corn ^	(145)	Dec-2023	(4,266,697)	(3,586,938)	679,759
Euro-Bund	(440)	Sep-2023	(63,233,178)	(64,212,479)	190,830
Japanese Yen	(444)	Sep-2023	(40,431,760)	(38,919,375)	1,512,385
Long Gilt 10-Year Bond	(528)	Sep-2023	(62,081,542)	(63,904,496)	(178,074)
Natural Gas ^	(721)	Aug-2023	(19,814,775)	(20,000,540)	(185,765)
NY Harbor ULSD ^	(179)	Aug-2023	(17,778,224)	(18,358,956)	(580,732)
Soybean ^	(70)	Nov-2023	(4,584,757)	(4,701,375)	(116,618)
U.S. 10-Year Treasury Note	(556)	Sep-2023	(63,053,075)	(62,419,687)	633,388
Wheat ^	(549)	Dec-2023	(20,924,532)	(18,370,913)	2,553,619
WTI Crude Oil ^	(250)	Aug-2023	(18,118,200)	(17,695,000)	423,200
			(400,198,776)	(398,500,099)	5,080,092
Long Contracts
British Pound	521	Sep-2023	41,014,839	41,351,119	336,280
CAD Currency	78	Sep-2023	5,898,241	5,899,140	899
Copper ^	27	Sep-2023	2,536,618	2,537,663	1,045
Euro FX	302	Sep-2023	40,803,727	41,347,575	543,848
Gasoline ^	42	Aug-2023	4,251,598	4,343,850	92,252
Gold ^	86	Aug-2023	16,882,545	16,592,840	(289,705)
Japanese 10-Year Bond	60	Sep-2023	63,682,527	61,769,292	228,874
Live Cattle ^	254	Aug-2023	17,012,286	18,000,980	988,694
Sugar No. 11 ^	605	Sep-2023	16,460,507	15,442,504	(1,018,003)
Swiss Franc	292	Sep-2023	40,838,232	41,111,775	273,543
			249,381,120	248,396,738	1,157,727
			$(150,817,656)	$(150,103,361)	$6,237,819

Consolidated Schedule of Investments (Unaudited) June 30, 2023

KFA Mount Lucas Managed Futures Index Strategy ETF (concluded)

^	Security is held by the KFA MLM Index Subsidiary, Ltd. as of June 30, 2023.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

See “Glossary” for abbreviations.

KRS-QH-025-0500

Schedule of Investments/Consolidated Schedule of Investments June 30, 2023

Glossary (abbreviations used in preceding Schedule of Investments):

Fund Abbreviations

AUD — Australian Dollar

CAD — Canadian Dollar

Cl — Class

USD — U.S. Dollar